S-K 1603(a) SPAC Sponsor	Sep. 26, 2025
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Mr. McLean, our Chief Executive Officer and director, is the manager of our sponsor and controls its management, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. Each of Mr. McLean, Mr. Campbell and Mr. Krawchuk, directly or indirectly, owns or will own membership interests of our sponsor, which includes an indirect interest in 1,670,500, 200,000 and 160,000 founder shares, respectively. Each of Mr. Dusseault, Mr. Luo, Ms. Nealis, and Mr. Sánchez, directly or indirectly, owns or will own membership interests of our sponsor, which includes an indirect interest in 82,000, 240,000, 50,000, and 50,000 founder shares, respectively. Each of our advisors, directly or indirectly, owns or will own membership interests of our sponsor, which includes an indirect interest in an aggregate of 372,000 founder shares. Other than such persons, no other person will have a direct or indirect material interest in our sponsor. Certain passive, non-managing individuals and entities will hold membership interests in our sponsor. None of the non-managing members of our sponsor will have any rights to control our sponsor or to vote or dispose of any securities held by our sponsor. Other than our management team, none of the other members of our sponsor will participate in the management of our company.

SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination